Income Taxes (Details) - Schedule of income tax expenses ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Schedule of income tax expenses [Abstract]
Current tax expense	¥ 139,549		¥ 243,330	¥ 158,291
Deferred tax (income) expense	4,267		(18,744)	9,512
Income tax expense	¥ 143,816	$ 20,658	¥ 224,586	¥ 167,803